Related party transactions (Tables)	12 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related party group

Year ended	Mr. Anthony	Mr. Kim Wah	Mr. Woo-Ping	Mr. Andrew
March 31,	So	Chung	Fok	So
	Director, Chief Executive Officer	Director	Director	Director , Chief Operating Officer
	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2013	$857 (i), (iii)	$160 (iii)	Nil	$124
2014	$857 (i), (iii)	$161 (iii)	Nil	$128
2015	$857 (i), (iii)	$160 (iii)	Nil	$124

	Mr. Henry	Mr. Albert
	Schlueter	So
	Director and Assistant Secretary	Director, Chief Financial Officer and Secretary
	$ in thousands	$ in thousands

2013	$74 (ii)	$124 (iii)
2014	$84 (ii)	$125
2015	$55 (ii)	$109